Risk/Return Summary - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO	Apr. 01, 2025
FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO | Fidelity Flex Mid Cap Index Fund | Rules-BasedStrategyMember
Prospectus Line Items
Risk Text Block	Rules-Based Strategy Risk. Although the index uses a rules-based proprietary index methodology, there is no guarantee that this methodology will be successful.